Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Adoption of new and amended standards and interpretations
5.	Adoption of new and amended standards and interpretations
Interest Rate Benchmark Reform –
Phase 2: Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•
A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest

•	Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued

•	Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component
The Company has exposures to LIBORs on its variable rate aircraft loans. Amendments to the financial debt instruments with contractual terms indexed to LIBOR such that they incorporate new benchmark rates, is expected to be completed between 2022 and 2023, using as the alternative reference rate, the Secured Overnight Financing Rate (SOFR).

Although US dollar LIBOR was planned to be discontinued by the end of 2021, in November 2020 the ICE Benchmark Administration (IBA), the
FCA-regulated
and authorized administrator of LIBOR, announced that it had started to consult on its intention to cease the publication of certain USD LIBORs after June 2023. As of 31 December 2021, it is still unclear when the announcement that will set a date for the termination of the publication of US dollar LIBOR will take place. Nevertheless, the Company is in the process of implementing appropriate fallback provisions for all US dollar LIBOR indexed exposures and expects to finish by the end of 2023.
As of December 31, 2021 the amendment had no impact on the consolidated financial statements of the Company. The Company intends to use the practical expedients in following years, when the change on interest rate in our financing contracts become applicable.
Amendment to IFRS 16
Leases –
Covid-19
related rent concessions
On May 28, 2020, the IASB issued
Covid-19-Related
Rent Concessions
—amendment IFRS 16
Leases
.
The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the
Covid-19
pandemic. As a practical expedient, a lessee may elect not to assess whether a
Covid-19
related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the
Covid-19
related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification.
The amendment was intended to apply until 30 June 2021, but as the impact of the
Covid-19
pandemic is continuing, on 31 March 2021, the IASB extended the period of application of the practical expedient to 30 June 2022. The amendment applies to annual reporting periods beginning on or after 1 April 2021.
The practical expedient applies only to rent concessions occurring as a direct consequence of the
Covid-19
pandemic and only if all of the following conditions described in IFRS 16 paragraph 46B are met:

•	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change.

•
Any reduction in lease payments affects only payments originally due on or before June 30, 2022 (for example, a rent concession will meet this condition if it results in reduced lease payments before June 30, 2022 and increased lease payments that extend beyond June 30, 2022).

•	There is no substantive change to other terms and conditions of the lease.
The amendment is effective for annual reporting periods beginning on or after 1 April 2021. Earlier application is permitted.
The Company received rent concessions occurred as a direct consequence of the
Covid-19
pandemic only for its real estate leases, and applied the practical expedient, accounting the concession in the form of forgiveness or deferral of lease payments, as a negative variable lease payment to the concessions. (See note 14 –
Leases
).